JPMorgan Small Cap Sustainable Leaders Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Automobile Components — 2.8%
Visteon Corp. *	11	1,704
Banks — 7.2%
Amalgamated Financial Corp.	76	1,352
Hilltop Holdings, Inc.	48	1,408
Synovus Financial Corp.	28	873
Zions Bancorp NA	27	801
		4,434
Biotechnology — 8.3%
Apellis Pharmaceuticals, Inc. *	19	1,273
Fate Therapeutics, Inc. *	24	136
Halozyme Therapeutics, Inc. *	31	1,169
Natera, Inc. *	16	915
Sarepta Therapeutics, Inc. *	12	1,601
		5,094
Building Products — 5.0%
AAON, Inc.	20	1,976
Advanced Drainage Systems, Inc.	5	379
AZEK Co., Inc. (The) *	30	717
		3,072
Capital Markets — 1.6%
Federated Hermes, Inc.	24	971
Chemicals — 1.3%
Avient Corp.	19	793
Commercial Services & Supplies — 4.4%
ABM Industries, Inc.	11	482
Interface, Inc.	42	340
MillerKnoll, Inc.	39	802
Tetra Tech, Inc.	7	1,067
		2,691
Consumer Staples Distribution & Retail — 2.5%
Sprouts Farmers Market, Inc. *	29	1,004
United Natural Foods, Inc. *	20	541
		1,545
Diversified Consumer Services — 0.8%
Coursera, Inc. *	41	469
Diversified REITs — 1.4%
Alexander & Baldwin, Inc.	46	866
Electric Utilities — 2.2%
Portland General Electric Co.	27	1,332
Electrical Equipment — 3.0%
Acuity Brands, Inc.	3	462
Bloom Energy Corp., Class A *	10	198
Fluence Energy, Inc. *	8	160

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
FuelCell Energy, Inc. *	33	95
NEXTracker, Inc., Class A *	7	251
SunPower Corp. *	50	696
		1,862
Electronic Equipment, Instruments & Components — 3.3%
Badger Meter, Inc.	9	1,105
Itron, Inc. *	17	926
		2,031
Food Products — 2.4%
AppHarvest, Inc. *	34	21
Darling Ingredients, Inc. *	21	1,201
Vital Farms, Inc. *	19	293
		1,515
Health Care Equipment & Supplies — 1.5%
Shockwave Medical, Inc. *	4	942
Health Care Providers & Services — 4.9%
AMN Healthcare Services, Inc. *	7	624
Encompass Health Corp.	11	577
HealthEquity, Inc. *	14	838
Progyny, Inc. *	31	994
		3,033
Health Care Technology — 1.7%
Schrodinger, Inc. *	25	654
Veradigm, Inc. *	32	423
		1,077
Hotels, Restaurants & Leisure — 0.1%
Sweetgreen, Inc., Class A *	8	67
Household Durables — 3.3%
KB Home	33	1,303
Sonos, Inc. *	37	732
		2,035
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc. *	6	90
Industrial REITs — 1.2%
Rexford Industrial Realty, Inc.	12	721
Insurance — 2.0%
CNO Financial Group, Inc.	53	1,189
Lemonade, Inc. *	2	27
		1,216

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 2.2%
Bumble, Inc., Class A *	30	591
Yelp, Inc. *	24	743
		1,334
Life Sciences Tools & Services — 0.5%
Azenta, Inc. *	6	241
Singular Genomics Systems, Inc. *	84	102
		343
Machinery — 2.6%
AGCO Corp.	6	854
Lindsay Corp.	5	774
		1,628
Metals & Mining — 4.0%
Alcoa Corp.	15	627
Constellium SE *	63	961
Schnitzer Steel Industries, Inc., Class A	28	869
		2,457
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28	796
Office REITs — 1.4%
Hudson Pacific Properties, Inc.	15	100
Kilroy Realty Corp.	15	485
Paramount Group, Inc.	60	274
		859
Oil, Gas & Consumable Fuels — 0.5%
Clean Energy Fuels Corp. *	74	323
Personal Care Products — 0.1%
Honest Co., Inc. (The) *	33	59
Professional Services — 4.5%
Huron Consulting Group, Inc. *	18	1,427
ICF International, Inc.	12	1,339
		2,766
Real Estate Management & Development — 0.9%
Cushman & Wakefield plc *	54	566
Semiconductors & Semiconductor Equipment — 1.9%
Power Integrations, Inc.	10	828
Wolfspeed, Inc. *	5	319
		1,147
Software — 3.4%
Everbridge, Inc. *	6	225
NCR Corp. *	28	656

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Q2 Holdings, Inc. *	18	432
Workiva, Inc. *	8	802
		2,115
Specialized REITs — 1.4%
Rayonier, Inc.	27	882
Specialty Retail — 1.4%
Rent the Runway, Inc., Class A *	97	276
ThredUp, Inc., Class A *	27	69
Warby Parker, Inc., Class A *	48	504
		849
Textiles, Apparel & Luxury Goods — 7.5%
Allbirds, Inc., Class A *	45	54
Columbia Sportswear Co.	9	818
Deckers Outdoor Corp. *	4	1,786
Kontoor Brands, Inc.	24	1,147
Unifi, Inc. *	97	798
		4,603
Trading Companies & Distributors — 2.6%
WESCO International, Inc.	10	1,618
Water Utilities — 2.3%
American States Water Co.	16	1,405
Total Common Stocks (Cost $73,290)		61,310
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Pharmaceuticals — 0.0% ^
Contra Aduro Biotech I ‡ * (Cost $108)	42	—
	SHARES (000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b) (Cost $903)	903	903
Total Investments — 101.0% (Cost $74,301)		62,213
Liabilities in Excess of Other Assets — (1.0)%		(609)
NET ASSETS — 100.0%		61,604

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$61,310	$—	$—	$61,310
Rights	—	—	—(a)	—(a)

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$903	$—	$—	$903
Total Investments in Securities	$62,213	$—	$—(a)	$62,213

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$1,396	$26,792	$27,285	$—(c)	$—(c)	$903	903	$31	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	4,091	1,000	5,094	3	—(c)	—	—	29	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	1,630	11,395	13,025	—	—	—	—	11	—
Total	$7,117	$39,187	$45,404	$3	$—(c)	$903		$71	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.